Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones Islamic Market TM World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones Islamic MarketTM World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		19.38%	10.16%	13.00%
Iman Fund Class K
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.91%	8.58%	12.46%
Iman Fund Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.88%	7.41%	10.71%
Iman Fund Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributionsand Sale of Fund Shares
Average Annual Return, Percent		10.63%	6.38%	9.66%